Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	GIVEMEPOWER CORPORATION
Entity Central Index Key	0001064722
Entity Tax Identification Number	87-0291528
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	370 Amapola Ave.
Entity Address, Address Line Two	Suite 200-A
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	(310)
Local Phone Number	895-1839
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	GiveMePower Corporation
Entity Address, Address Line Two	370 Amapola Ave.
Entity Address, Address Line Three	Suite 200-A
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
Contact Personnel Name	Chairman